--------------------------------------------------------------------------------
                             NAVIGATOR SECURITIES LENDING
                                   PRIME PORTFOLIO
--------------------------------------------------------------------------------



                                  SEMI-ANNUAL REPORT
                                     (UNAUDITED)


                                    JUNE 30, 1997

--------------------------------------------------------------------------------
NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SEMI-ANNUAL REPORT AS OF JUNE 30, 1997
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

The Navigator Prime Portfolio (the "Fund") is a special purpose money market fund. 100% of Fund balances are derived from securities lending. Due to the unique characteristics of securities lending balances, the Fund has been managed consistently with the objective of providing liquidity and preserving capital, while investing in high quality instruments and offering competitive returns.

Concerns in the marketplace that first quarter economic activity may have been stronger than previously anticipated, coupled with a falling unemployment rate, was obviously a concern to the Federal Reserve. In order to keep such economic growth from fueling a similar growth on inflation, the Fed raised short term interest rates at its regularly scheduled March meeting.

At his semi-annual Humphrey-Hawkins testimony before congress, Fed Chairman Greenspan speculated that productivity might have increased in part, due to heavy investment in technology in recent years. The implication was that the economy might be able to grow faster and operate at higher levels of resource utilization without the significant risk of an uptick in inflation.

Economic activity in the second quarter appears to have been markedly less robust, with little or no sign of developing inflationary pressures. Additionally, unpredictable weather patterns, resulting in significant snowfalls, freezing temperatures, and other weather related workflow disruptions, appear to have contributed greatly to the diminished Q2 productivity levels.

Our investment strategy for the fund closely mirrored the behavior of the market during the first half of the year. By managing the Fund to a shorter duration target in the first quarter, the Fund was able to readjust very quickly to the higher rate environment brought on by the March Fed tightening. Conversely, with the slower Q2 growth creating the perception of a more benign central bank, the curve began to flatten as expectations for additional Fed tightenings appeared to become more remote. As a result, we were able to modestly extend the Fund's duration without subjecting the Fund to inappropriate levels of duration or market risk. This extension was consistent with similar repositioning moves made by other funds tracked in Donoghues' first tier institutional category. The Fund continued to take advantage of seasonal corporate issuance at quarter end. This has historically provided opportunities in both fixed and floating rate securities as securities dealers looking to boost their league table standings in corporate debt issuance tend to be more concessionary on their offering prices.

We will continue to manage the Fund to meet objectives of offering competitive returns, adequate liquidity and a stable net asset value.


Robert P. Fort
Portfolio Manager
August 26, 1997

                     NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                               SCHEDULE OF INVESTORS
                             JUNE 30, 1997 (UNAUDITED)

   Name of Issuer                                Interest   Maturity      Principal
   and Title of Issue                              Rate       Date          Amount         Value+
   ------------------                            --------   --------      ---------        ------
COMMERCIAL PAPER - 35.51%
AUTOMOTIVE - 5.08%
  Daimler Benz North America                     5.630%    07/07/1997  $  47,000,000  $   46,955,898
  Daimler Benz North America                     5.630%    08/05/1997     15,000,000      14,917,896
  Daimler Benz North America                     5.620%    08/06/1997     75,000,000      74,578,500
  Daimler Benz North America                     5.580%    11/14/1997     60,000,000      58,735,200
                                                                                      --------------
                                                                                         195,187,494
                                                                                      --------------

BANK FOREIGN - 2.20%
  Commonwealth Bank Australia                    5.390%    07/31/1997     35,000,000      34,842,792
  Den Denske Corp.                               5.570%    07/23/1997     50,000,000      49,829,805
                                                                                      --------------
                                                                                          84,672,597
                                                                                      --------------

BANK MULTINATIONAL - 4.49%
  Chase Manhattan Corporation                    5.620%    07/21/1997    100,000,000      99,687,778
  Chase Manhattan Corporation                    5.610%    12/09/1997     75,000,000      73,118,312
                                                                                      --------------
                                                                                         172,806,090
                                                                                      --------------

FINANCE CAPTIVE - 13.76%
  Ford Motor Credit Company                      5.600%    07/10/1997     25,000,000      24,965,000
  Ford Motor Credit Company                      5.520%    07/18/1997    100,000,000      99,739,333
  General Motors Acceptance Corp.                5.600%    08/04/1997     75,000,000      74,603,333
  General Motors Acceptance Corp.                5.590%    09/16/1997     30,000,000      29,641,308
  General Motors Acceptance Corp.                5.820%    11/03/1997     25,000,000      24,494,792
  GTE Corp.                                      5.600%    07/24/1997     52,000,000      51,813,956
  GTE Corp.                                      5.600%    09/11/1997     75,000,000      74,160,000
  Sears Roebuck Acceptance Corp.                 5.570%    07/21/1997     25,000,000      24,922,639
  Sears Roebuck Acceptance Corp.                 5.570%    07/22/1997     50,000,000      49,837,542
  Sears Roebuck Acceptance Corp.                 5.580%    07/29/1997     75,000,000      74,674,500
                                                                                      --------------
                                                                                         528,852,403
                                                                                      --------------

FINANCE NON-CAPTIVE DIVERSIFIED - 3.35%
  General Electric Capital Corp.                 5.380%    07/03/1997     50,000,000      49,985,056
  General Electric Capital Corp.                 5.550%    07/08/1997     30,000,000      29,967,625
  General Electric Capital Corp.                 5.700%    11/05/1997     25,000,000      24,497,292
  General Electric Capital Corp.                 5.710%    01/13/1998     25,000,000      24,222,805
                                                                                      --------------
                                                                                         128,672,778
                                                                                      --------------

SPECIALTY FINANCE - 5.19%
  Delaware Funding Corp.                         5.560%    07/21/1997     52,867,000      52,703,700
  Delaware Funding Corp.                         5.570%    07/24/1997     52,041,000      51,855,806
  Delaware Funding Corp.                         5.580%    07/25/1997     25,000,000      24,907,000
  Delaware Funding Corp.                         5.580%    08/13/1997     30,000,000      29,800,050
  Delaware Funding Corp.                         5.580%    09/16/1997     40,572,000      40,087,773
                                                                                      --------------
                                                                                         199,354,329
                                                                                      --------------



See Notes to Financial Statements.


   Name of Issuer                                Interest   Maturity      Principal
   and Title of Issue                              Rate       Date          Amount         Value+
   ------------------                            --------   --------      ---------        ------

COMMERCIAL PAPER - (CONTINUED)
TELECOMMUNICATIONS - 1.44%
  MCI Communications                             5.680%    09/08/1997  $  56,000,000  $   55,390,347
                                                                                      --------------

TOTAL COMMERCIAL PAPER - (Cost $1,364,936,038)                                         1,364,936,038
                                                                                      --------------

CORPORATE OBLIGATIONS - 29.46%
BANK FOREIGN - 4.03%
  Abbey National Treasury Services               5.680%    10/27/1997     25,000,000      24,994,582
  Abbey National Treasury Services               5.665%    02/13/1998    100,000,000     100,000,000
  Westdeutsche Landesbank Giroz (a)              5.600%    03/06/1998     30,000,000      29,984,290
                                                                                      --------------
                                                                                         154,978,872
                                                                                      --------------

BANK MULTINATIONAL - 3.25%
  Morgan Guaranty Trust Company of
    New York (a)                                 5.687%    11/14/1997     75,000,000      74,979,628
  Morgan Guaranty Trust Company of
     New York (a)                                5.630%    01/30/1998     50,000,000      49,988,625
                                                                                      --------------
                                                                                         124,968,253
                                                                                      --------------

BANK REGIONAL - 12.31%
  Bank America Illinois                          5.590%    08/14/1997     20,000,000      19,999,290
  Comerica Bank (Detroit, Michigan) (a)          5.567%    08/19/1997     29,000,000      28,996,543
  Comerica Bank (Detroit, Michigan) (a)          5.567%    09/23/1997     30,000,000      29,993,888
  Comerica Bank (Detroit, Michigan) (a)          5.567%    10/24/1997     30,000,000      29,992,071
  Comerica Bank (Detroit, Michigan) (a)          5.562%    11/20/1997     25,000,000      24,991,384
  Comerica Bank (Detroit, Michigan)              5.805%    01/21/1998     25,000,000      24,993,982
  Corestates Bank NA, Philadelphia (a)           5.657%    11/05/1997     25,000,000      25,000,000
  Corestates Capital Corporation (a)             5.630%    08/01/1997     50,000,000      50,000,000
  Fleet Financial Group Inc.                     7.250%    10/15/1997     14,155,000      14,212,105
  Key Bank of New York (a)                       5.580%    08/20/1997     50,000,000      49,994,521
  Key Bank of New York (a)                       5.550%    09/04/1997     25,200,000      25,195,039
  Key Bank of New York (a)                       5.660%    01/05/1998     20,000,000      19,991,120
  PNC Bank NA, Pittsburgh (a)                    5.587%    09/03/1997     10,000,000       9,998,792
  PNC Bank NA, Pittsburgh (a)                    5.640%    10/01/1997     25,000,000      24,996,319
  PNC Bank NA, Pittsburgh (a)                    5.597%    12/11/1997     25,000,000      24,992,265
  PNC Bank NA, Pittsburgh (a)                    5.597%    01/09/1998     10,000,000       9,996,334
  PNC Bank NA, Pittsburgh (a)                    5.617%    02/20/1998     60,000,000      59,972,851
                                                                                      --------------
                                                                                         473,316,504
                                                                                      --------------

FINANCE CAPTIVE - 3.07%
  Caterpillar Financial Services (a)             5.690%    01/12/1998     30,000,000      30,000,000
  Ford Motor Credit Company                      6.250%    02/26/1998      8,000,000       8,001,632
  General Motors Acceptance Corp.                5.375%    03/09/1998      9,900,000       9,850,500
  General Motors Acceptance Corp. (a)            5.770%    04/17/1998     35,000,000      35,006,678
  IBM Credit Corp.                               5.740%    08/14/1997     25,000,000      24,991,263
  IBM Credit Corp.                               5.650%    02/27/1998     10,000,000       9,997,029
                                                                                      --------------
                                                                                         117,847,102
                                                                                      --------------



See Notes to Financial Statements.


   Name of Issuer                                Interest   Maturity      Principal
   and Title of Issue                              Rate       Date          Amount         Value+
   ------------------                            --------   --------      ---------        ------

CORPORATE OBLIGATIONS - (CONTINUED)
FINANCE NON-CAPTIVE CONSUMER - 0.78%
  Household Financial Corp.                      6.013%    08/11/1997  $  30,000,000  $   30,006,449
                                                                                      --------------

FINANCE NON-CAPTIVE DIVERSIFIED - 3.42%
  CIT Group Holdings, Inc. (a)                   5.650%    08/11/1997     25,000,000      24,998,342
  CIT Group Holdings, Inc. (a)                   5.625%    09/17/1997     50,000,000      49,991,126
  CIT Group Holdings, Inc. (a)                   5.610%    01/28/1998     56,500,000      56,471,578
                                                                                      --------------
                                                                                         131,461,046
                                                                                      --------------

2A-7 TRUST - 2.60%
  Restructured Asset Certificates With
    Enhanced Returns (a) (b)                     5.687%    12/15/1997     25,000,000      25,000,000
  Tiers Trust (a) (b)                            5.717%    10/15/1997     75,000,000      75,000,000
                                                                                      --------------
                                                                                         100,000,000
                                                                                      --------------

TOTAL CORPORATE OBLIGATIONS - (Cost $1,132,578,226)                                    1,132,578,226
                                                                                      --------------

CERTIFICATE OF DEPOSITS - 18.78%
BANK FOREIGN - 14.28%
  Abbey National Treasury Services (a)           5.700%    08/18/1997     50,000,000      50,000,000
  Bank of Scotland                               5.545%    08/04/1997     50,000,000      50,000,689
  Barclays Bank Plc (a)                          5.620%    02/20/1998      6,000,000       5,995,732
  Barclays Bank Plc (a)                          5.600%    02/25/1998     35,000,000      34,984,322
  Bayerische Vereinsbank AG                      5.890%    11/17/1997     25,000,000      25,002,811
  Canadian Imperial                              5.700%    08/01/1997     25,000,000      25,000,859
  Commerzbank New York                           5.690%    07/15/1997     25,000,000      24,999,713
  Creditanstalt Bankverein                       5.580%    07/16/1997     50,000,000      50,000,000
  Deutsche Bank AG                               6.170%    05/22/1998     45,000,000      44,988,540
  Rabobank Nederland N. V.                       6.200%    04/10/1998     27,800,000      27,787,670
  Societe Generale                               5.630%    08/11/1997     50,000,000      50,000,000
  Societe Generale                               5.610%    08/22/1997     25,000,000      25,000,358
  Svenska Handelsbanken, Inc.                    5.970%    10/15/1997     10,000,000      10,000,572
  Swedbank Sparbanken Svenge                     5.590%    07/24/1997     75,000,000      75,000,000
  Swedbank Sparbanken Svenge                     5.690%    09/10/1997     50,000,000      50,000,000
                                                                                      --------------
                                                                                         548,761,266
                                                                                      --------------

BANK MULTINATIONAL - 1.30%
  Morgan Guaranty Trust Company
    of New York                                  5.815%    01/13/1998     50,000,000      49,985,869
                                                                                      --------------

BANK REGIONAL - 2.60%
  United States National Bank Oregon             5.530%    07/10/1997    100,000,000      99,999,751
                                                                                      --------------

FINANCE CAPTIVE - 0.60%
  General Motors Acceptance Corp. (a)            7.200%    01/29/1998     23,000,000      23,162,702
                                                                                      --------------

TOTAL CERTIFICATE OF DEPOSITS - (Cost $721,909,588)                                      721,909,588
                                                                                      --------------



See Notes to Financial Statements.


   Name of Issuer                                Interest   Maturity      Principal
   and Title of Issue                              Rate       Date          Amount         Value+
   ------------------                            --------   --------      ---------        ------

BANK NOTES - 11.71%
BANK FOREIGN - 1.30%
  WESTPAC Banking Corp. (a)                      5.660%    04/21/1998  $  50,000,000  $   49,984,285
                                                                                      --------------

BANK MULTINATIONAL - 4.56%
  First National Bank of Boston                  5.700%    08/14/1997     50,000,000      50,000,000
  First National Bank of Chicago                 5.700%    08/18/1997     50,000,000      50,000,000
  First National Bank of Chicago                 5.890%    11/13/1997     50,000,000      50,002,481
  First National Bank of Chicago                 6.140%    05/13/1998     25,000,000      24,992,844
                                                                                      --------------
                                                                                         174,995,325
                                                                                      --------------

BANK REGIONAL - 5.85%
  Bank America Illinois                          5.530%    11/21/1997     10,000,000       9,975,102
  Branch Banking & Trust Co. (a)                 5.650%    03/20/1998     25,000,000      24,993,023
  Comerica Bank (Detroit, Michigan) (a)          5.635%    06/10/1998     25,000,000      24,987,291
  Corestates Bank NA, Philadelphia (a)           5.648%    03/20/1998     40,000,000      40,000,000
  First Bank NA                                  5.568%    07/15/1998    100,000,000      99,919,514
  Key Bank of New York                           6.150%    04/15/1998     25,000,000      24,981,192
                                                                                      --------------
                                                                                         224,856,122
                                                                                      --------------

TOTAL BANK NOTES - (Cost $449,835,732)                                                   449,835,732

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.34%
AGENCY - 2.34%
  Federal Farm Credit Banks (a)                  5.550%    02/03/1998     90,000,000      89,965,890
                                                                                      --------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (Cost $89,965,890)                         89,965,890
                                                                                      --------------

TIME DEPOSITS - 1.72%
BANK FOREIGN - 1.72%
  Royal Bank of Canada                           7.500%    07/01/1997     66,186,000      66,186,000
                                                                                      --------------

TOTAL TIME DEPOSITS - (Cost $66,186,000)                                                  66,186,000
                                                                                      --------------

TOTAL INVESTMENTS -- 99.52%                                                            3,825,411,474
OTHER ASSETS LESS LIABILITIES -- 0.48%                                                    18,776,394
                                                                                      --------------
NET ASSETS -- 100.00%                                                                 $3,844,187,868
                                                                                      --------------
                                                                                      --------------



+   See note 2 to the financial statements.
(a) Floating Rate Note - Interest rate shown is rate in effect at June 30,
    1997.
(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, these securities amounted to $100,000,000 or 2.6% of the Fund's net assets.


See Notes to Financial Statements.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at amortized cost . . . . . . . . . . . . . . . . . . . . . .       $3,825,411,474
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  768
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,341,907
Receivable for investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,001,562
Deferred organization expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              151,607
Prepaid insurance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               83,268
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                6,776
                                                                                               --------------
    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,854,997,362
                                                                                               --------------

LIABILITIES:
Payable for investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . .              602,553
Administration fee payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               63,097
Advisory fee payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               59,621
Trustees fees payable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               20,118
Custodian fee payable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               17,394
Transfer agent fee payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               11,932
Other accrued expenses and liabilities . . . . . . . . . . . . . . . . . . . . . . . . .               34,779
                                                                                               --------------
    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,809,494
                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $3,844,187,868
                                                                                               --------------
                                                                                               --------------

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
    3,844,182,245 shares issued and outstanding. . . . . . . . . . . . . . . . . . . . .       $    3,844,182
Capital paid in excess of par. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,840,343,686
                                                                                               --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $3,844,187,868
                                                                                               --------------
                                                                                               --------------

Net asset value, offering, and redemption price per share. . . . . . . . . . . . . . . .       $         1.00
                                                                                               --------------
                                                                                               --------------



See Notes to Financial Statements

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30,1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $106,371,844
                                                                                            ------------

EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         333,379
Administration fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         163,089
Insurance expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          76,441
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          64,371
Trustees fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          30,396
Transfer agent fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          29,753
Amortization of organization expenses. . . . . . . . . . . . . . . . . . . . . . . . . .          19,420
Legal fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,875
Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,909
Miscellaneous expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,480
                                                                                            ------------

    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         745,113
                                                                                            ------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     105,626,731
                                                                                            ------------

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,554
                                                                                            ------------


Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . .    $105,631,285
                                                                                            ------------
                                                                                            ------------



See Notes to Financial Statements.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            FOR THE SIX MONTH     FOR THE PERIOD
                                                                                              PERIOD ENDED         MAY 15, 1996*
                                                                                              JUNE 30, 1997           THROUGH
                                                                                               (UNAUDITED)       DECEMBER 31, 1996

INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    105,626,731     $    61,100,394
Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .                4,554               1,322
                                                                                             ----------------     ---------------
Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . .          105,631,285          61,101,716
                                                                                             ----------------     ---------------

DISTRIBUTIONS FROM:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (105,626,731)        (61,100,647)
                                                                                             ----------------     ---------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,048,504,224       9,723,270,848
Issued to shareholders in reinvestment of dividends. . . . . . . . . . . . . . . . . . .          105,626,731          61,100,647
Cost of redemptions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (10,187,848,721)     (6,906,481,384)
                                                                                             ----------------     ---------------

    Net increase in net assets from Fund share transactions. . . . . . . . . . . . . . .          966,282,234       2,877,890,111
                                                                                             ----------------     ---------------

Net increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          966,286,788       2,877,891,180

NET ASSETS:
Beginning of period (1996: Initial Capital and Offering of Shares) . . . . . . . . . . .        2,877,901,080               9,900
                                                                                             ----------------     ---------------


End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  3,844,187,868     $ 2,877,901,080
                                                                                             ----------------     ---------------
                                                                                             ----------------     ---------------



    See Notes to Financial Statements.
*   Commencement of investment operations.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                            FOR THE SIX MONTH   FOR THE PERIOD
                                                                                              PERIOD ENDED       MAY 15, 1996*
                                                                                              JUNE 30, 1997          THROUGH
                                                                                               (UNAUDITED)     DECEMBER 31, 1996
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .        $  1.000            $  1.000
                                                                                                --------            --------
    Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          0.0275              0.0342
    Distributions from net investment income . . . . . . . . . . . . . . . . . . . . . .         (0.0275)            (0.0342)
                                                                                                --------            --------
Net increase from investment operations. . . . . . . . . . . . . . . . . . . . . . . . .          0.0000              0.0000
                                                                                                --------            --------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  1.000            $  1.000
                                                                                                --------            --------
                                                                                                --------            --------

TOTAL INVESTMENT RETURN (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2.78%               3.47%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets. . . . . . . . . . . . . . . . . . . . . . . . .            0.04%(b)            0.06%(b)(c)
Ratio of net investment income to average net assets . . . . . . . . . . . . . . . . . .            5.54%(b)            5.47%(b)(c)
Net assets, end of period (in millions). . . . . . . . . . . . . . . . . . . . . . . . .        $  3,844            $  2,878



     See Notes to Financial Statements.
*   Commencement of  investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND FUND DESCRIPTION
The Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
Navigator Securities Lending Government Portfolio, Navigator Securities Lending Prime Portfolio and Navigator Securities Lending Short-Term Bond Portfolio. Currently, only Navigator Securities Lending Prime Portfolio ("the Fund") has commenced operations. The Fund is a money market pooled fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. Participation in the Trust is limited to participants in the Global Securities Lending Program.

Effective November 14, 1996, the name of the Fund was changed from Navigator Prime Portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase would be calculated to exceed the price paid by the Fund, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements will be fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, State Street Global Advisors, a subsidiary of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs are being amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and excise tax on income and capital gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND COMPENSATION PAID TO AFFILIATES
State Street Bank and Trust Company serves as the Fund's Administrator, Adviser, Custodian, and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements. The minimum fee was waived for the first year of operations. The Administrator agreed to waive a portion of the fee for the first year of the Fund's operations.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4.  TRUSTEE FEES
The Trust pays each trustee who is not an officer or employee of the Fund's Investment Adviser or Administrator $3,750 for each meeting of the Board of Trustees. Each trustee will be reimbursed for out of pocket and travel expenses.

5.  INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.  BENEFICIAL INTEREST
At June 30, 1997, there were five shareholders who each owned over 5% of the Fund's outstanding shares, amounting to 63% of total shares.

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES
During the period March 21, 1996 to May 15, 1996 the Fund had no operations other than those related to organizational matters, including the initial capital contribution of $9,900 and the issuance of 9,900 shares. There were no additional transactions until regular investment operations commenced on May 15, 1996.

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

ADMINISTRATOR, CUSTODIAN, LEGAL COUNSEL AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA 02171

INDEPENDENT AUDITORS
Price Waterhouse LLP
160 Federal St.
Boston, MA 02110

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109



This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110